UNAUDITED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Ending balance, value at Mar. 31, 2021	$ 754,280		$ (14,023)	$ (1,499,376)	$ (759,119)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Ending balance, value at Mar. 31, 2021	$ 754,280		(14,023)	(1,499,376)	(759,119)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Beginning balance, value at Jan. 06, 2021	$ 136		0	0	136
Shares, Issued, Beginning Balance at Jan. 06, 2021	100
Related party interest forgiven		1,544			1,544
Recapitalization on reverse merger	$ 754,144	(1,544)		(1,156,343)	(403,743)
Recapitalization on reverse merger, shares	754,279,900
Change in foreign currency			(14,023)		(14,023)
Net loss				(343,033)	(343,033)
Ending balance, value at Mar. 31, 2021	$ 754,280		(14,023)	(1,499,376)	(759,119)
Shares, Issued, Ending Balance at Mar. 31, 2021	754,280,000
Change in foreign currency			14,183		14,183
Net loss				(150,560)	(150,560)
Ending balance, value at Jun. 30, 2021	$ 754,280	$ 0	$ 160	$ (1,649,936)	$ (895,496)
Shares, Issued, Ending Balance at Jun. 30, 2021	754,280,000